Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COLUMBIA FUNDS VARIABLE SERIES TRUST
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024403
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Acorn Fund
Trading Symbol	WUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Acorn Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn Fund	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, energy and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger allocations to the industrials and health care sectors and smaller allocations to the financials and communication services sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Celestica Inc., an electronic component manufacturer; Exact Sciences Corporation, a cancer screening and diagnostics company; Aerovironment Inc., a robotics systems developer; Curtiss-Wright Corporation, which builds high‑precision parts for airplanes, the military, and nuclear power systems; and Coherent Corp., which makes lasers, optical parts, and high tech materials, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care, information technology, financials and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A large weighting in the consumer staples sector and a small allocation to the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Globant SA, which helps organizations build modern digital technology like apps, websites, AI systems, and software; Parsons Corporation, a developer of national security and cybersecurity systems to protect roads, bridges, airports, and water systems; Glaukos Corp., a medical technology and pharmaceutical company; Credo Technology Group, a developer of connectivity solutions; and Blue Owl Capital, an asset management firm, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Acorn Fund ($22,956)	Russell 3000® Index ($38,012)	Russell 2500® Growth Index ($27,272)
12/15	$10,000	$10,000	$10,000
01/16	$9,077	$9,436	$9,011
02/16	$8,854	$9,433	$9,038
03/16	$9,468	$10,097	$9,734
04/16	$9,742	$10,159	$9,827
05/16	$10,142	$10,341	$10,071
06/16	$10,173	$10,362	$9,997
07/16	$10,692	$10,774	$10,591
08/16	$10,657	$10,801	$10,664
09/16	$10,649	$10,818	$10,695
10/16	$10,220	$10,584	$10,137
11/16	$11,210	$11,058	$10,876
12/16	$11,369	$11,274	$10,973
01/17	$11,514	$11,486	$11,233
02/17	$11,874	$11,913	$11,573
03/17	$11,973	$11,921	$11,659
04/17	$12,299	$12,047	$11,864
05/17	$12,264	$12,171	$11,869
06/17	$12,675	$12,280	$12,140
07/17	$12,670	$12,512	$12,301
08/17	$12,553	$12,536	$12,325
09/17	$13,254	$12,842	$12,841
10/17	$13,381	$13,122	$13,185
11/17	$13,625	$13,521	$13,619
12/17	$13,595	$13,656	$13,656
01/18	$14,236	$14,375	$14,338
02/18	$13,869	$13,846	$13,868
03/18	$14,119	$13,568	$13,981
04/18	$14,195	$13,619	$13,892
05/18	$15,278	$14,004	$14,631
06/18	$15,716	$14,095	$14,754
07/18	$15,942	$14,563	$15,030
08/18	$16,931	$15,074	$16,046
09/18	$16,446	$15,099	$15,811
10/18	$14,533	$13,988	$13,912
11/18	$15,089	$14,268	$14,175
12/18	$13,396	$12,940	$12,637
01/19	$14,969	$14,051	$14,141
02/19	$16,114	$14,545	$15,073
03/19	$15,655	$14,757	$15,036
04/19	$16,296	$15,346	$15,562
05/19	$15,215	$14,353	$14,528
06/19	$16,040	$15,361	$15,659
07/19	$16,300	$15,590	$15,903
08/19	$15,661	$15,272	$15,451
09/19	$15,575	$15,540	$15,161
10/19	$15,945	$15,874	$15,550
11/19	$17,066	$16,478	$16,609
12/19	$17,563	$16,954	$16,763
01/20	$17,176	$16,935	$16,781
02/20	$15,819	$15,549	$15,643
03/20	$12,813	$13,410	$12,871
04/20	$14,683	$15,187	$14,935
05/20	$16,072	$15,999	$16,494
06/20	$16,219	$16,364	$17,101
07/20	$16,698	$17,294	$18,037
08/20	$17,637	$18,546	$18,849
09/20	$17,247	$17,871	$18,704
10/20	$17,655	$17,485	$18,925
11/20	$20,206	$19,613	$21,682
12/20	$21,818	$20,495	$23,547
01/21	$22,651	$20,404	$24,205
02/21	$23,368	$21,042	$24,965
03/21	$23,058	$21,796	$24,133
04/21	$23,678	$22,919	$24,980
05/21	$22,916	$23,024	$24,286
06/21	$23,964	$23,592	$25,589
07/21	$23,928	$23,991	$25,035
08/21	$24,550	$24,675	$25,662
09/21	$23,497	$23,568	$24,685
10/21	$25,136	$25,161	$25,951
11/21	$23,900	$24,778	$24,614
12/21	$23,760	$25,754	$24,735
01/22	$20,298	$24,239	$21,471
02/22	$20,298	$23,628	$21,536
03/22	$19,846	$24,395	$21,691
04/22	$17,021	$22,206	$19,214
05/22	$16,366	$22,176	$18,748
06/22	$15,130	$20,321	$17,450
07/22	$17,397	$22,227	$19,441
08/22	$16,863	$21,397	$19,072
09/22	$15,275	$19,413	$17,429
10/22	$16,271	$21,005	$18,846
11/22	$16,733	$22,102	$19,406
12/22	$15,809	$20,808	$18,251
01/23	$17,383	$22,241	$20,078
02/23	$17,339	$21,721	$19,761
03/23	$17,412	$22,302	$19,446
04/23	$17,195	$22,539	$19,200
05/23	$17,065	$22,627	$19,179
06/23	$18,379	$24,172	$20,693
07/23	$18,942	$25,039	$21,384
08/23	$18,610	$24,555	$20,514
09/23	$17,426	$23,386	$19,278
10/23	$15,867	$22,766	$17,940
11/23	$17,426	$24,888	$19,530
12/23	$19,245	$26,209	$21,706
01/24	$18,942	$26,499	$21,215
02/24	$20,342	$27,933	$22,935
03/24	$21,079	$28,835	$23,553
04/24	$19,678	$27,566	$21,798
05/24	$19,981	$28,868	$22,682
06/24	$19,794	$29,762	$22,560
07/24	$20,790	$30,315	$23,935
08/24	$21,050	$30,975	$23,749
09/24	$21,598	$31,616	$24,137
10/24	$21,497	$31,384	$24,077
11/24	$23,576	$33,471	$26,942
12/24	$21,974	$32,448	$24,723
01/25	$22,508	$33,473	$25,669
02/25	$20,703	$32,831	$23,960
03/25	$18,913	$30,916	$22,053
04/25	$18,812	$30,709	$21,982
05/25	$20,082	$32,655	$23,422
06/25	$21,122	$34,314	$24,548
07/25	$21,555	$35,070	$25,123
08/25	$22,089	$35,881	$26,442
09/25	$22,667	$37,120	$27,182
10/25	$23,403	$37,915	$27,877
11/25	$23,706	$38,019	$27,498
12/25	$22,956	$38,012	$27,272

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Variable Portfolio – Acorn FundFootnote Reference(a)	4.47	1.02	8.66
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Growth Index	10.31	2.98	10.55
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invested a majority of its assets. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 470,289,787
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,669,312
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$470,289,787
Total number of portfolio holdings	114
Management services fees (represents 0.78% of Fund average net assets)	$3,669,312
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Industrials	26.9%
Health Care	20.7%
Information Technology	19.5%
Consumer Discretionary	10.8%
Financials	10.4%
Consumer Staples	4.6%
Energy	1.9%
Real Estate	1.5%
Communication Services	0.8%

Asset Categories

Common Stocks	97.1%
Money Market Funds	1.8%
Exchange-Traded Equity Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Celestica, Inc.	2.2%
Churchill Downs, Inc.	2.1%
Insmed, Inc.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
Carlyle Group, Inc. (The)	2.0%
Wingstop, Inc.	2.0%
TopBuild Corp.	2.0%
VSE Corp.	1.9%
FTAI Aviation Ltd.	1.8%
Cavco Industries, Inc.	1.8%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 1, 2025, the Fund's name changed from Wanger Acorn to Columbia Variable Portfolio - Acorn Fund as announced in its prospectus dated May 1, 2025. On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Name [Text Block]	On June 1, 2025, the Fund's name changed from Wanger Acorn to Columbia Variable Portfolio - Acorn Fund as announced in its prospectus dated May 1, 2025.
Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024404
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Acorn International Fund
Trading Symbol	WSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Acorn International Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn International Fund	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, information technology and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taisei Corporation, a Japanese construction and engineering company; Kokusai Electric Corporation, a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Bank of Ireland, an Irish diversified financial services company; BELIMO Holding, a Swiss heating, ventilation and air conditioning manufacturer; and Simplex Holdings, a Japanese system development and financial solutions provider, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the industrials, communication services, consumer staples, health care and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the communication services and real estate sectors and small allocations to the industrials and materials sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Silergy Corp., a Taiwanese manufacturer of power management integrated circuits; Interparfums, a perfume and fragrance manufacturer; IMCD N.V., a distributor of specialty chemicals and ingredients headquartered in the Netherlands; Amplifon SpA, an Italian maker of customized hearing solutions; and Auto Trader Group, a UK-based digital automotive company, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Acorn International Fund ($15,247)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
12/15	$10,000	$10,000	$10,000
01/16	$9,430	$9,277	$9,249
02/16	$9,328	$9,107	$9,207
03/16	$10,099	$9,699	$9,908
04/16	$10,163	$9,980	$10,071
05/16	$10,220	$9,890	$10,123
06/16	$9,984	$9,558	$9,712
07/16	$10,464	$10,042	$10,271
08/16	$10,435	$10,049	$10,129
09/16	$10,716	$10,173	$10,363
10/16	$10,241	$9,965	$9,941
11/16	$9,803	$9,766	$9,627
12/16	$9,859	$10,100	$9,827
01/17	$10,247	$10,393	$10,233
02/17	$10,560	$10,542	$10,418
03/17	$10,848	$10,832	$10,673
04/17	$11,319	$11,107	$11,103
05/17	$11,932	$11,515	$11,609
06/17	$11,844	$11,495	$11,556
07/17	$12,127	$11,826	$11,921
08/17	$12,102	$11,822	$12,030
09/17	$12,347	$12,116	$12,360
10/17	$12,528	$12,300	$12,653
11/17	$12,799	$12,429	$12,813
12/17	$13,104	$12,628	$13,084
01/18	$13,780	$13,262	$13,775
02/18	$13,346	$12,663	$13,256
03/18	$13,401	$12,435	$13,070
04/18	$13,423	$12,719	$13,192
05/18	$13,380	$12,433	$13,228
06/18	$12,930	$12,281	$13,032
07/18	$13,017	$12,584	$13,180
08/18	$12,886	$12,341	$13,139
09/18	$12,707	$12,448	$13,010
10/18	$11,359	$11,457	$11,634
11/18	$11,485	$11,442	$11,482
12/18	$10,785	$10,887	$10,806
01/19	$11,615	$11,602	$11,619
02/19	$12,024	$11,898	$11,943
03/19	$12,145	$11,973	$12,041
04/19	$12,563	$12,310	$12,469
05/19	$12,024	$11,719	$11,849
06/19	$12,614	$12,414	$12,482
07/19	$12,389	$12,256	$12,440
08/19	$12,122	$11,939	$12,181
09/19	$12,314	$12,281	$12,384
10/19	$13,011	$12,722	$12,896
11/19	$13,423	$12,866	$13,260
12/19	$14,019	$13,284	$13,726
01/20	$13,334	$13,006	$13,497
02/20	$12,283	$11,831	$12,252
03/20	$9,884	$10,252	$10,568
04/20	$11,108	$10,914	$11,675
05/20	$12,305	$11,389	$12,666
06/20	$12,544	$11,777	$12,935
07/20	$13,259	$12,051	$13,555
08/20	$13,979	$12,671	$14,425
09/20	$13,997	$12,342	$14,406
10/20	$13,556	$11,849	$13,944
11/20	$14,826	$13,686	$15,562
12/20	$16,033	$14,322	$16,468
01/21	$16,227	$14,169	$16,344
02/21	$16,216	$14,487	$16,247
03/21	$16,176	$14,820	$16,455
04/21	$17,343	$15,266	$17,236
05/21	$17,680	$15,764	$17,564
06/21	$17,751	$15,587	$17,542
07/21	$18,417	$15,704	$17,884
08/21	$18,913	$15,981	$18,334
09/21	$18,195	$15,517	$17,592
10/21	$19,059	$15,899	$17,957
11/21	$18,399	$15,159	$17,165
12/21	$19,049	$15,935	$17,722
01/22	$16,491	$15,165	$15,608
02/22	$15,773	$14,897	$15,320
03/22	$15,510	$14,993	$15,367
04/22	$13,881	$14,023	$14,053
05/22	$13,746	$14,128	$13,845
06/22	$12,313	$12,817	$12,397
07/22	$13,488	$13,456	$13,366
08/22	$12,537	$12,817	$12,634
09/22	$10,835	$11,618	$11,208
10/22	$11,463	$12,242	$11,694
11/22	$12,998	$13,621	$12,903
12/22	$12,602	$13,632	$12,815
01/23	$13,755	$14,736	$13,846
02/23	$13,496	$14,429	$13,475
03/23	$13,935	$14,786	$13,801
04/23	$14,094	$15,204	$14,045
05/23	$13,690	$14,560	$13,607
06/23	$14,072	$15,223	$13,890
07/23	$14,512	$15,715	$14,414
08/23	$13,784	$15,113	$13,847
09/23	$12,789	$14,597	$13,038
10/23	$12,126	$14,005	$12,208
11/23	$13,733	$15,305	$13,638
12/23	$14,738	$16,118	$14,642
01/24	$14,087	$16,211	$14,421
02/24	$14,369	$16,508	$14,758
03/24	$14,593	$17,051	$15,097
04/24	$13,928	$16,614	$14,427
05/24	$14,659	$17,258	$14,983
06/24	$14,485	$16,979	$14,684
07/24	$14,857	$17,477	$15,280
08/24	$15,375	$18,046	$15,785
09/24	$15,726	$18,212	$16,187
10/24	$14,281	$17,222	$15,121
11/24	$14,157	$17,124	$15,261
12/24	$13,522	$16,735	$14,870
01/25	$14,278	$17,614	$15,482
02/25	$14,058	$17,956	$15,390
03/25	$13,412	$17,883	$15,233
04/25	$14,410	$18,702	$16,204
05/25	$15,260	$19,558	$17,188
06/25	$16,015	$19,989	$17,858
07/25	$15,421	$19,708	$17,648
08/25	$15,555	$20,549	$18,263
09/25	$15,592	$20,942	$18,538
10/25	$15,421	$21,188	$18,478
11/25	$15,169	$21,320	$18,303
12/25	$15,247	$21,959	$18,583

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Variable Portfolio – Acorn International FundFootnote Reference(a)	12.76	(1.00)	4.31
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE SMID Cap Growth Index (Net)	24.96	2.45	6.39
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 270,862,436
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,594,772
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$270,862,436
Total number of portfolio holdings	71
Management services fees (represents 0.93% of Fund average net assets)	$2,594,772
Portfolio turnover for the reporting period	29%

Holdings [Text Block]

Geographic Allocation

Japan	39.4%
United Kingdom	14.6%
Germany	6.8%
Switzerland	6.5%
Italy	4.3%
France	4.2%
Finland	3.4%
United States	2.9%
Australia	2.7%
Sweden	2.6%
Other	12.5%

Equity Sector Allocation

Industrials	31.3%
Information Technology	18.9%
Financials	9.5%
Communication Services	9.0%
Health Care	6.9%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Real Estate	4.7%
Materials	3.1%
Energy	2.9%

Largest Holdings [Text Block]

Top Holdings

Taisei Corp.	3.4%
Niterra Co., Ltd.	2.6%
Bank of Ireland Group PLC	2.5%
Kokusai Electric Corp.	2.4%
Prysmian SpA	2.4%
Capcom Co., Ltd.	2.3%
BE Semiconductor Industries NV	2.3%
Nemetschek SE	2.3%
Kraftia Corp.	2.2%
CTS Eventim AG & Co. KGaA	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 1, 2025, the Fund's name changed from Wanger International to Columbia Variable Portfolio - Acorn International Fund as announced in its prospectus dated May 1, 2025. On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer. Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.

Material Fund Change Name [Text Block]	On June 1, 2025, the Fund's name changed from Wanger International to Columbia Variable Portfolio - Acorn International Fund as announced in its prospectus dated May 1, 2025.
Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Fund.
Material Fund Change Adviser [Text Block]	On June 26, 2025, the Fund's Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Fund’s Management Agreement with Columbia Wanger Asset Management, LLC (CWAM) were transferred to its parent company Columbia Management Investment Advisers, LLC on July 7, 2025. The services provided to, and management fees paid by, the Fund were not changed as a result of that transfer.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature